SEGMENT INFORMATION (Net Sales and Long Lived Assets by Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Net sales	$ 15,609,094	$ 17,649,060	$ 17,610,092
Non-current assets	11,408,471	9,403,266	8,633,735
Mexico
Disclosure of geographical areas [line items]
Net sales	7,266,741	8,701,272	9,419,873
Non-current assets	7,376,434	5,625,883	4,965,628
Southern region
Disclosure of geographical areas [line items]
Net sales	2,331,202	2,415,303	3,588,651
Non-current assets	1,096,185	1,085,913	878,642
Brazil
Disclosure of geographical areas [line items]
Net sales	3,994,894	4,280,784	2,518,764
Non-current assets	2,631,099	2,382,168	2,474,178
Other markets
Disclosure of geographical areas [line items]
Net sales	2,016,257	2,251,701	2,082,804
Non-current assets	$ 304,753	$ 309,302	$ 315,287